FINANCIAL OBLIGATIONS - Interbank borrowings, overnight funds - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total interbank borrowings and overnight funds	$ 18,509,769	$ 15,081,920
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Overnight funds	41,570	24,539
Interbank funds purchased	781,409	671,542
Commitments to transfer open and closed repo operations	9,898,971	3,746,752
Commitments to transfer simultaneous operations	5,648,747	9,158,585
Commitments originated in short positions simultaneous operations	1,093,006	1,093,314
Temporary securities transfer operations	2
Total interbank funds	17,463,705	14,694,732
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Overnight funds		14,241
Commitments to transfer open and closed repo operations	1,046,064	372,947
Total interbank funds	$ 1,046,064	$ 387,188